Investment Risks	Nov. 09, 2026
Leverage Shares Samsung Group ETF
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An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Leverage Shares Samsung Group ETF | Issuerspecific Investing Risk [Member]
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Issuer-Specific Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Samsung Group Companies Risk. The Fund may invest in securities issued by one or more companies that are members of, or affiliated with, the Samsung Group, a South Korean conglomerate (chaebol) comprising affiliated companies operating across diverse sectors including electronics, semiconductors, financial services, engineering, construction, biotechnology, and hospitality. The Fund’s performance will depend significantly on the overall condition, performance, and reputation of the Samsung Group. Membership in the Samsung Group is determined by the Korea Fair Trade Commission (KFTC) under the Monopoly Regulation and Fair Trade Act based on de facto control exercised by the controlling family through direct and indirect shareholdings, cross-shareholdings among affiliates, and managerial influence. The complex, pyramidal ownership structure of the Samsung Group—whereby certain affiliates hold significant equity stakes in other affiliates—means that adverse developments affecting one member company may have a cascading effect on the financial condition, creditworthiness, or market value of other group members. Investors should be aware that the Fund’s exposure to Samsung Group affiliates may subject the Fund to risks including, but not limited to: (i) regulatory risk arising from changes in Korean competition law, corporate governance requirements, or KFTC enforcement actions targeting chaebol structures; (ii) key-person risk associated with the concentration of control in the Lee family; (iii) contagion risk whereby financial distress, litigation, or reputational harm affecting one affiliate may adversely impact the valuations of other group members; (iv) related-party transaction risk, as intra-group transactions may not be conducted on arm’s-length terms and may be subject to regulatory challenge; and (v) political and succession risk, given the historical involvement of Samsung’s controlling family in high-profile legal proceedings in South Korea. There can be no assurance that the corporate structure of the Samsung Group will remain stable or that regulatory actions will not result in forced divestitures, restrictions on intra-group support, or other material changes to the group’s composition.

Chaebol and Corporate Governance Risk. The Fund invests substantially all of its assets in companies that are members of large, family-influenced South Korean business groups known as “chaebols.” Chaebol ownership structures are frequently characterized by complex webs of cross-shareholdings and circular ownership, concentrated control by founding families that may hold relatively small direct economic stakes, significant intercompany and related-party transactions, and group-level strategic decision-making. These characteristics may give rise to conflicts of interest, related-party transactions on terms unfavorable to minority shareholders, opaque capital allocation, succession-related uncertainty, and corporate actions (including mergers, spin-offs, and transfers of assets or business lines among affiliates) that are not aligned with the interests of minority shareholders. Chaebols and their controlling shareholders have historically been, and may in the future be, the subject of governmental investigations, enforcement actions, and criminal proceedings. In addition, legislative and regulatory reform efforts in South Korea – including amendments to South Korea’s Commercial Act, KFTC regulation of large business groups, and corporate governance and capital markets initiatives – could require or encourage changes to group ownership structures, cross-shareholding arrangements, dividend policies, or intercompany arrangements. Such developments could positively or negatively affect the value of the Fund’s investments, and may do so suddenly and unpredictably.

Single Country Risk. Because the Fund may invest a significant portion of its assets in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Leverage Shares Samsung Group ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference asset underlying those derivatives, which may prevent the Fund from achieving its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. In addition, many swaps traded over-the-counter may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the underlying instrument moves against its positions, potentially resulting in a complete loss of the premium paid.

FLEX Options. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Shares Samsung Group ETF | Government Regulation Of Derivatives Risk [Member]
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Government Regulation of Derivatives Risk. It is possible that government regulation of various types of derivative instruments, including swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

Leverage Shares Samsung Group ETF | Sector Risk [Member]
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Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Leverage Shares Samsung Group ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry or the group of industries to which the Samsung Group Companies are assigned (i.e., invest more than 25% of its total assets in investments that provide exposure to the industry or the group of industries to which the Samsung Group Companies are assigned). A portfolio concentrated in a particular industry or group of industries may present more risks than a portfolio that is broadly diversified over several industries or sectors.

Technology Hardware and Equipment Industry Risk. The Fund is exposed to risks associated with investments in the technology hardware and equipment industry, which is characterized by rapid technological change, short product life cycles, and the risk of product obsolescence, requiring significant and ongoing investment in research and development. Companies in this industry face intense competition that may pressure pricing and margins, and are highly dependent on global supply chains, making them vulnerable to disruptions, component shortages, and geopolitical or trade-related risks. Demand for technology hardware products may be cyclical and sensitive to economic conditions, capital spending, and product upgrade cycles. In addition, companies may be subject to risks related to intellectual property protection, cybersecurity threats, product defects, and reliance on key customers or suppliers, as well as risks associated with global operations, including foreign currency fluctuations and differing regulatory environments. Any of these factors could materially and adversely affect the value of the Fund’s investments.

Leverage Shares Samsung Group ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund may invest in shares of other investment companies, including U.S. or foreign ETFs and other ETPs. As a shareholder of another investment company, the Fund bears its proportionate share of that company’s fees and expenses in addition to the Fund’s own fees and expenses, and the Fund’s performance depends in part on the performance of the underlying fund. Shares of ETFs and other ETPs may trade at prices that differ from their net asset value, and the Fund may pay a premium or receive a discount relative to net asset value when purchasing or selling such shares.

Leverage Shares Samsung Group ETF | Foreign Issuer Risk [Member]
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Foreign Issuer Risk. Foreign securities may be more volatile and less liquid than U.S. securities, and the issuer may be subject to different accounting, auditing, financial reporting and disclosure standards, which may result in less publicly available information. The issuer’s operations and financial results may be affected by economic, political or social conditions in its home country or region, including governmental intervention or geopolitical developments. Investments in foreign issuers are also subject to currency risk and may be affected by changes in exchange rates relative to the U.S. dollar. Foreign markets may have different trading, settlement and regulatory practices, which may increase operational risks.

Leverage Shares Samsung Group ETF | Asia Risk [Member]
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Asia Risk. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain of these economies may be adversely affected by trade or policy disputes with its major trade partners. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Certain Asian countries have experienced and may in the future experience expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Asian economies. Governments of certain Asian countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions could have a significant effect on the issuers of securities in the Samsung Group or on economic conditions generally. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund.

Leverage Shares Samsung Group ETF | South Korea Risk [Member]
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South Korea Risk. Investments in South Korean issuers may be subject to greater risks than investments in issuers located in some other countries. The South Korean economy is heavily dependent on international trade and exports and may be adversely affected by changes in global economic conditions, supply chain disruptions, tariffs, trade restrictions and fluctuations in demand for exports. As a result of uncertain global and Korean economic, social, and political conditions, there has been significant volatility in the stock prices of Korean companies recently. In addition, South Korean issuers are often part of large, family-controlled business groups known as “chaebols,” which may present unique corporate governance risks. These risks may include complex ownership structures, cross-shareholdings, and the concentration of control within a small group of affiliated entities or controlling shareholders, which could result in conflicts of interest, limited shareholder influence, or decisions that are not aligned with the interests of minority shareholders. South Korea also faces geopolitical risks, including tensions with North Korea and regional security concerns, which could adversely affect financial markets and the value of South Korean investments. In addition, changes in governmental policies, regulations, interest rates, inflation, currency exchange rates and other economic or political developments may adversely affect investments in South Korean issuers.

Leverage Shares Samsung Group ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk. Investments in emerging markets, such as South Korea, may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Leverage Shares Samsung Group ETF | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs. Additionally, unsponsored ADRs limit shareholder benefits and voting rights.

Leverage Shares Samsung Group ETF | Foreign Custody And Settlement Risk [Member]
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Foreign Custody and Settlement Risk. Investments in foreign securities involve risks related to clearing, settlement, and custody in markets outside the United States. Settlement of foreign transactions may take longer than in U.S. markets, which could delay the Fund’s receipt of proceeds. In less developed markets, custody and settlement systems may be less reliable or subject to limited oversight, increasing the risk of loss, delays, or difficulties in selling securities.

Leverage Shares Samsung Group ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. The Fund invests in securities denominated in South Korean won. Investments denominated in non-U.S. currencies and investments in securities denominated or quoted in non-U.S. currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Leverage Shares Samsung Group ETF | Counterpartycollateral Risk [Member]
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Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty, it may result in the Fund losing money.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to rebalance properly, which may result in significant losses to the Fund. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate the Fund’s exposure in the event of a default. This risk may arise from declines in the value of the collateral, limited liquidity or marketability of the collateral, legal or operational risks (including risks related to the enforceability or perfection of the Fund’s security interest), or delays in accessing or liquidating the collateral. To the extent the value of the collateral is insufficient or cannot be realized in a timely manner, the Fund may experience losses, which may be substantial.

Leverage Shares Samsung Group ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Leverage Shares Samsung Group ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Leverage Shares Samsung Group ETF | Market Risk [Member]
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

Leverage Shares Samsung Group ETF | Equity Market Risk [Member]
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Leverage Shares Samsung Group ETF | Largecapitalization Company Risk [Member]
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Large-Capitalization Company Risk. A significant portion of the Fund’s assets is expected to be invested in the securities of large-capitalization companies. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Shares Samsung Group ETF | Small And Midcapitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk. In addition to its holdings in large-capitalization companies, the Fund is expected to have exposure to small- and mid-capitalization Samsung Group Companies. Compared to large-capitalization companies, small- and mid-capitalization companies may have more limited product lines, markets, and financial and managerial resources, and their securities may trade in lower volumes and be subject to greater and more unpredictable price changes than the securities of larger companies. There is typically less publicly available information about small- and mid-capitalization companies than about larger, more established companies, which may make it more difficult to evaluate such companies. Small- and mid-capitalization companies may also be more sensitive to changes in interest rates, government regulation, borrowing costs, and earnings, and their securities may be less liquid than those of larger companies, which could make them more difficult to sell at an advantageous time or price.

Leverage Shares Samsung Group ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Leverage Shares Samsung Group ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Leverage Shares Samsung Group ETF | Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Leverage Shares Samsung Group ETF | Etf Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Leverage Shares Samsung Group ETF | Early Closetrading Halt Risk [Member]
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Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to accurately price its investments and/or may incur substantial trading losses.

Leverage Shares Samsung Group ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Leverage Shares Samsung Group ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to Samsung Group companies through the use of swaps, the treatment of which for these purposes is unclear. Because the Fund invests in a limited number of issuers affiliated with a single business group or a small number of related business groups, and expects certain individual positions to approach the applicable limits, compliance with these diversification requirements may constrain the Fund’s ability to implement its investment strategy through direct holdings of portfolio securities. Although the Fund intends to operate so that each portfolio company is treated as a separate issuer for these purposes, there can be no assurance that the Internal Revenue Service would not seek to treat two or more affiliated companies as a single issuer or otherwise challenge the Fund’s compliance with the diversification requirements. If direct holdings of portfolio securities would, or could, cause the Fund to fail to satisfy the diversification requirements, the Fund may obtain exposure through swap agreements, options contracts or other instruments, which involve additional costs and risks (see “Counterparty/Collateral Risk” and “Derivatives Risk” above), or may be required to sell or reduce positions at disadvantageous times or prices, which could adversely affect the Fund’s performance and its ability to fully implement its investment strategy.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Leverage Shares Samsung Group ETF | Foreign Withholding Tax Risk [Member]
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Foreign Withholding Tax Risk. Income earned on foreign stocks and securities may be subject to foreign withholding taxes, which could reduce the Fund’s returns. In particular, dividends paid by Korean issuers are generally subject to Korean withholding tax (currently at a rate of 22%, subject to reduction under applicable tax treaties). The Fund may not be able to fully recover or offset such withholding taxes, and any such taxes will reduce the Fund’s income and, accordingly, the amount of distributions to shareholders.

Leverage Shares Samsung Group ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Leverage Shares Samsung Group ETF | Nondiversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Leverage Shares Samsung Group ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Leverage Shares Samsung Group ETF | Liquidity Risk [Member]
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Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses or realizing gains. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Leverage Shares Samsung Group ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Leverage Shares Samsung Group ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Leverage Shares Hyundai Group ETF
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An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Leverage Shares Hyundai Group ETF | Issuerspecific Investing Risk [Member]
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Issuer-Specific Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Hyundai Group Companies Risk. The Fund’s assets are concentrated in companies affiliated with the Hyundai Motor Group and the HD Hyundai Group. The Fund’s performance will depend significantly on the overall condition, performance, and reputation of those groups and, in particular, on the automotive businesses of Hyundai Motor Company and Kia Corporation, which are expected to represent a substantial portion of the Fund’s assets. The Hyundai Motor Group and the HD Hyundai Group are independently controlled business groups that share a common historical origin and brand heritage but operate under separate ownership and management, and there can be no assurance that the two groups will pursue complementary strategies. Companies within each group are interconnected through cross-shareholdings, a common brand identity, intercompany supply, commercial, and financing relationships, and, in certain cases, common or affiliated controlling shareholders. As a result, adverse developments affecting one Hyundai Group Company – including operational setbacks, litigation, regulatory or enforcement actions, credit events, or reputational damage (including events involving controlling shareholders or senior management, or events affecting the Hyundai brand generally) – may negatively affect other members of one or both groups and the value of the Fund’s portfolio as a whole, even where those members’ businesses are otherwise unrelated. Strategic, capital allocation, or restructuring decisions may be made at the group level or by controlling shareholders in a manner that favors the interests of a group or its controlling family over those of minority shareholders. In addition, changes in the composition of either group (including as a result of changes in KFTC designations, restructurings, mergers, spin-offs, or divestitures) may cause a company to cease to qualify as a Hyundai Group Company and may require the Fund to buy or sell securities at disadvantageous times or prices. The Fund’s investment universe is limited to a small number of eligible companies, and the Fund does not seek broad market exposure and will not diversify away from the Hyundai Motor Group and the HD Hyundai Group even during periods when those groups underperform the broader Korean or global equity markets.

Chaebol and Corporate Governance Risk. The Fund invests substantially all of its assets in companies that are members of large, family-influenced South Korean business groups known as “chaebols.” Chaebol ownership structures are frequently characterized by complex webs of cross-shareholdings and circular ownership, concentrated control by founding families that may hold relatively small direct economic stakes, significant intercompany and related-party transactions, and group-level strategic decision-making. These characteristics may give rise to conflicts of interest, related-party transactions on terms unfavorable to minority shareholders, opaque capital allocation, succession-related uncertainty, and corporate actions (including mergers, spin-offs, and transfers of assets or business lines among affiliates) that are not aligned with the interests of minority shareholders. Chaebols and their controlling shareholders have historically been, and may in the future be, the subject of governmental investigations, enforcement actions, and criminal proceedings. In addition, legislative and regulatory reform efforts in South Korea – including amendments to South Korea’s Commercial Act, KFTC regulation of large business groups, and corporate governance and capital markets initiatives – could require or encourage changes to group ownership structures, cross-shareholding arrangements, dividend policies, or intercompany arrangements. Such developments could positively or negatively affect the value of the Fund’s investments, and may do so suddenly and unpredictably.

Single Country Risk. Because the Fund may invest a significant portion of its assets in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Leverage Shares Hyundai Group ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference asset underlying those derivatives, which may prevent the Fund from achieving its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. In addition, many swaps traded over-the-counter may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the underlying instrument moves against its positions, potentially resulting in a complete loss of the premium paid.

FLEX Options. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Shares Hyundai Group ETF | Government Regulation Of Derivatives Risk [Member]
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Government Regulation of Derivatives Risk. It is possible that government regulation of various types of derivative instruments, including swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

Leverage Shares Hyundai Group ETF | Sector Risk [Member]
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Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Industrials Sector Risk. Industrials companies, including those involved in electrical equipment, industrial products, manufactured housing, telecommunications equipment, and defense and aerospace, face risks from general economic conditions, exchange rates, commodity prices, competition, government regulation, and import controls. They may also be affected by capital spending levels, economic cycles, labor relations, and environmental liabilities.

Leverage Shares Hyundai Group ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry or the group of industries to which the Hyundai Group Companies are assigned (i.e., invest more than 25% of its total assets in investments that provide exposure to the industry or the group of industries to which the Hyundai Group Companies are assigned). A portfolio concentrated in a particular industry or group of industries may present more risks than a portfolio that is broadly diversified over several industries or sectors.

Automotive and Components Industry Risk. Companies in the automotive and components industry are subject to risks associated with the highly competitive, cyclical and capital-intensive nature of the automotive market. These companies may be significantly affected by changes in consumer demand, economic conditions, interest rates, fuel prices, commodity prices, labor costs, supply chain disruptions and the availability and cost of raw materials and components. The industry is also subject to substantial competition, including competition from established automobile manufacturers and new market entrants, which may result in pricing pressures, reduced profit margins and loss of market share. Automotive companies are particularly dependent on the successful development, production and marketing of new vehicle models and technologies, and their business may be adversely affected by delays in product development, manufacturing difficulties, product recalls, warranty claims or failure to meet consumer preferences.

Companies in the automotive and components industry are also subject to significant technological, regulatory and environmental risks. The transition from internal combustion engine vehicles to electric and other alternative-fuel vehicles may require substantial capital expenditures and investments in research and development, and companies that are unable to successfully adapt to changing technologies or consumer preferences may lose market share or experience declining revenues. The development and adoption of autonomous driving technologies, advanced driver-assistance systems, vehicle connectivity and other emerging technologies may create additional costs and competitive pressures. In addition, changes in government regulations relating to vehicle safety, emissions, fuel efficiency, trade, tariffs and environmental standards may increase operating costs or require significant changes to products and manufacturing processes. Companies that manufacture automotive parts and components may be particularly vulnerable to disruptions in the production or financial condition of major automotive manufacturers, as well as changes in vehicle production volumes and the availability of replacement parts. Any of these factors could adversely affect the financial condition and operating results of companies in the automotive and components industry and, consequently, the value of the Fund’s investments.

Capital Goods Industry Risk. The capital goods industry may be affected by fluctuations in the business cycle and by other factors affecting manufacturing demands. The capital goods industry depends heavily on corporate spending. Companies in the capital goods industry may perform well during times of economic expansion, but as economic conditions worsen, the demand for capital goods may decrease. Many capital goods are sold internationally, and companies in this industry may be affected by market conditions in other countries and regions.

Leverage Shares Hyundai Group ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund may invest in shares of other investment companies, including U.S. or foreign ETFs and other ETPs. As a shareholder of another investment company, the Fund bears its proportionate share of that company’s fees and expenses in addition to the Fund’s own fees and expenses, and the Fund’s performance depends in part on the performance of the underlying fund. Shares of ETFs and other ETPs may trade at prices that differ from their net asset value, and the Fund may pay a premium or receive a discount relative to net asset value when purchasing or selling such shares.

Leverage Shares Hyundai Group ETF | Foreign Issuer Risk [Member]
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Foreign Issuer Risk. Foreign securities may be more volatile and less liquid than U.S. securities, and the issuer may be subject to different accounting, auditing, financial reporting and disclosure standards, which may result in less publicly available information. The issuer’s operations and financial results may be affected by economic, political or social conditions in its home country or region, including governmental intervention or geopolitical developments. Investments in foreign issuers are also subject to currency risk and may be affected by changes in exchange rates relative to the U.S. dollar. Foreign markets may have different trading, settlement and regulatory practices, which may increase operational risks.

Leverage Shares Hyundai Group ETF | Asia Risk [Member]
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Asia Risk. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain of these economies may be adversely affected by trade or policy disputes with its major trade partners. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Certain Asian countries have experienced and may in the future experience expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Asian economies. Governments of certain Asian countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions could have a significant effect on the issuers of securities in the Hyundai Group or on economic conditions generally. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund.

Leverage Shares Hyundai Group ETF | South Korea Risk [Member]
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South Korea Risk. Investments in South Korean issuers may be subject to greater risks than investments in issuers located in some other countries. The South Korean economy is heavily dependent on international trade and exports and may be adversely affected by changes in global economic conditions, supply chain disruptions, tariffs, trade restrictions and fluctuations in demand for exports. As a result of uncertain global and Korean economic, social, and political conditions, there has been significant volatility in the stock prices of Korean companies recently. In addition, South Korean issuers are often part of large, family-controlled business groups known as “chaebols,” which may present unique corporate governance risks. These risks may include complex ownership structures, cross-shareholdings, and the concentration of control within a small group of affiliated entities or controlling shareholders, which could result in conflicts of interest, limited shareholder influence, or decisions that are not aligned with the interests of minority shareholders. South Korea also faces geopolitical risks, including tensions with North Korea and regional security concerns, which could adversely affect financial markets and the value of South Korean investments. In addition, changes in governmental policies, regulations, interest rates, inflation, currency exchange rates and other economic or political developments may adversely affect investments in South Korean issuers.

Leverage Shares Hyundai Group ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk. Investments in emerging markets, such as South Korea, may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Leverage Shares Hyundai Group ETF | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs. Additionally, unsponsored ADRs limit shareholder benefits and voting rights.

Leverage Shares Hyundai Group ETF | Foreign Custody And Settlement Risk [Member]
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Foreign Custody and Settlement Risk. Investments in foreign securities involve risks related to clearing, settlement, and custody in markets outside the United States. Settlement of foreign transactions may take longer than in U.S. markets, which could delay the Fund’s receipt of proceeds. In less developed markets, custody and settlement systems may be less reliable or subject to limited oversight, increasing the risk of loss, delays, or difficulties in selling securities.

Leverage Shares Hyundai Group ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. The Fund invests in securities denominated in South Korean won. Investments denominated in non-U.S. currencies and investments in securities denominated or quoted in non-U.S. currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Leverage Shares Hyundai Group ETF | Counterpartycollateral Risk [Member]
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Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty, it may result in the Fund losing money. In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to rebalance properly, which may result in significant losses to the Fund. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate the Fund’s exposure in the event of a default. This risk may arise from declines in the value of the collateral, limited liquidity or marketability of the collateral, legal or operational risks (including risks related to the enforceability or perfection of the Fund’s security interest), or delays in accessing or liquidating the collateral. To the extent the value of the collateral is insufficient or cannot be realized in a timely manner, the Fund may experience losses, which may be substantial.

Leverage Shares Hyundai Group ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Leverage Shares Hyundai Group ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Leverage Shares Hyundai Group ETF | Market Risk [Member]
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

Leverage Shares Hyundai Group ETF | Equity Market Risk [Member]
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Leverage Shares Hyundai Group ETF | Largecapitalization Company Risk [Member]
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Large-Capitalization Company Risk. A significant portion of the Fund’s assets is expected to be invested in the securities of large-capitalization companies. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Shares Hyundai Group ETF | Small And Midcapitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk. In addition to its holdings in large-capitalization companies, the Fund is expected to have exposure to small- and mid-capitalization Hyundai Group Companies. Compared to large-capitalization companies, small- and mid-capitalization companies may have more limited product lines, markets, and financial and managerial resources, and their securities may trade in lower volumes and be subject to greater and more unpredictable price changes than the securities of larger companies. There is typically less publicly available information about small- and mid-capitalization companies than about larger, more established companies, which may make it more difficult to evaluate such companies. Small- and mid-capitalization companies may also be more sensitive to changes in interest rates, government regulation, borrowing costs, and earnings, and their securities may be less liquid than those of larger companies, which could make them more difficult to sell at an advantageous time or price.

Leverage Shares Hyundai Group ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Leverage Shares Hyundai Group ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Leverage Shares Hyundai Group ETF | Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Leverage Shares Hyundai Group ETF | Etf Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Leverage Shares Hyundai Group ETF | Early Closetrading Halt Risk [Member]
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Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to accurately price its investments and/or may incur substantial trading losses.

Leverage Shares Hyundai Group ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Leverage Shares Hyundai Group ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to Hyundai Group companies through the use of swaps, the treatment of which for these purposes is unclear. Because the Fund invests in a limited number of issuers affiliated with a single business group or a small number of related business groups, and expects certain individual positions to approach the applicable limits, compliance with these diversification requirements may constrain the Fund’s ability to implement its investment strategy through direct holdings of portfolio securities. Although the Fund intends to operate so that each portfolio company is treated as a separate issuer for these purposes, there can be no assurance that the Internal Revenue Service would not seek to treat two or more affiliated companies as a single issuer or otherwise challenge the Fund’s compliance with the diversification requirements. If direct holdings of portfolio securities would, or could, cause the Fund to fail to satisfy the diversification requirements, the Fund may obtain exposure through swap agreements, options contracts or other instruments, which involve additional costs and risks (see “Counterparty/Collateral Risk” and “Derivatives Risk” above), or may be required to sell or reduce positions at disadvantageous times or prices, which could adversely affect the Fund’s performance and its ability to fully implement its investment strategy.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Leverage Shares Hyundai Group ETF | Foreign Withholding Tax Risk [Member]
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Foreign Withholding Tax Risk. Income earned on foreign stocks and securities may be subject to foreign withholding taxes, which could reduce the Fund’s returns. In particular, dividends paid by Korean issuers are generally subject to Korean withholding tax (currently at a rate of 22%, subject to reduction under applicable tax treaties). The Fund may not be able to fully recover or offset such withholding taxes, and any such taxes will reduce the Fund’s income and, accordingly, the amount of distributions to shareholders.

Leverage Shares Hyundai Group ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Leverage Shares Hyundai Group ETF | Nondiversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Leverage Shares Hyundai Group ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Leverage Shares Hyundai Group ETF | Liquidity Risk [Member]
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Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses or realizing gains. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Leverage Shares Hyundai Group ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Leverage Shares Hyundai Group ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Leverage Shares SK Group ETF
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An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Leverage Shares SK Group ETF | Issuerspecific Investing Risk [Member]
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Issuer-Specific Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

SK Group Companies Risk. The Fund may invest in securities issued by one or more companies that are members of, or affiliated with, the SK Group, a South Korean conglomerate (chaebol) comprising affiliated companies operating across diverse sectors including telecommunications, semiconductors, energy and chemicals. The Fund’s performance will depend significantly on the overall condition, performance, and reputation of the SK Group. The complex, pyramidal ownership structure of the SK Group—whereby certain affiliates hold significant equity stakes in other affiliates—means that adverse developments affecting one member company may have a cascading effect on the financial condition, creditworthiness, or market value of other group members. Investors should be aware that the Fund’s exposure to SK Group affiliates may subject the Fund to risks including, but not limited to: (i) regulatory risk arising from changes in Korean competition law, corporate governance requirements, or Korea Fair Trade Commission (“KFTC”) enforcement actions targeting chaebol structures; (ii) contagion risk whereby financial distress, litigation, or reputational harm affecting one affiliate may adversely impact the valuations of other group members; and (iii) related-party transaction risk, as intra-group transactions may not be conducted on arm’s-length terms and may be subject to regulatory challenge. There can be no assurance that the corporate structure of the SK Group will remain stable or that regulatory actions will not result in forced divestitures, restrictions on intra-group support, or other material changes to the group’s composition.

Chaebol and Corporate Governance Risk. The Fund invests substantially all of its assets in companies that are members of large, family-influenced South Korean business groups known as “chaebols.” Chaebol ownership structures are frequently characterized by complex webs of cross-shareholdings and circular ownership, concentrated control by founding families that may hold relatively small direct economic stakes, significant intercompany and related-party transactions, and group-level strategic decision-making. These characteristics may give rise to conflicts of interest, related-party transactions on terms unfavorable to minority shareholders, opaque capital allocation, succession-related uncertainty, and corporate actions (including mergers, spin-offs, and transfers of assets or business lines among affiliates) that are not aligned with the interests of minority shareholders. Chaebols and their controlling shareholders have historically been, and may in the future be, the subject of governmental investigations, enforcement actions, and criminal proceedings. In addition, legislative and regulatory reform efforts in South Korea – including amendments to South Korea’s Commercial Act, KFTC regulation of large business groups, and corporate governance and capital markets initiatives – could require or encourage changes to group ownership structures, cross-shareholding arrangements, dividend policies, or intercompany arrangements. Such developments could positively or negatively affect the value of the Fund’s investments, and may do so suddenly and unpredictably.

Single Country Risk. Because the Fund may invest a significant portion of its assets in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Leverage Shares SK Group ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference asset underlying those derivatives, which may prevent the Fund from achieving its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the underlying security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. In addition, many swaps traded over-the-counter may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the underlying instrument moves against its positions, potentially resulting in a complete loss of the premium paid.

FLEX Options. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Shares SK Group ETF | Government Regulation Of Derivatives Risk [Member]
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Government Regulation of Derivatives Risk. It is possible that government regulation of various types of derivative instruments, including swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

Leverage Shares SK Group ETF | Sector Risk [Member]
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Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Industrials Sector Risk. Industrials companies, including those involved in electrical equipment, industrial products, manufactured housing, telecommunications equipment, and defense and aerospace, face risks from general economic conditions, exchange rates, commodity prices, competition, government regulation, and import controls. They may also be affected by capital spending levels, economic cycles, labor relations, and environmental liabilities.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Leverage Shares SK Group ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry or the group of industries to which the SK Group Companies are assigned (i.e., invest more than 25% of its total assets in investments that provide exposure to the industry or the group of industries to which the SK Group Companies are assigned). A portfolio concentrated in a particular industry or group of industries may present more risks than a portfolio that is broadly diversified over several industries or sectors.

Capital Goods Industry Risk. The capital goods industry may be affected by fluctuations in the business cycle and by other factors affecting manufacturing demands. The capital goods industry depends heavily on corporate spending. Companies in the capital goods industry may perform well during times of economic expansion, but as economic conditions worsen, the demand for capital goods may decrease. Many capital goods are sold internationally, and companies in this industry may be affected by market conditions in other countries and regions.

Leverage Shares SK Group ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund may invest in shares of other investment companies, including U.S. or foreign ETFs and other ETPs. As a shareholder of another investment company, the Fund bears its proportionate share of that company’s fees and expenses in addition to the Fund’s own fees and expenses, and the Fund’s performance depends in part on the performance of the underlying fund. Shares of ETFs and other ETPs may trade at prices that differ from their net asset value, and the Fund may pay a premium or receive a discount relative to net asset value when purchasing or selling such shares.

Leverage Shares SK Group ETF | Foreign Issuer Risk [Member]
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Foreign Issuer Risk. Foreign securities may be more volatile and less liquid than U.S. securities, and the issuer may be subject to different accounting, auditing, financial reporting and disclosure standards, which may result in less publicly available information. The issuer’s operations and financial results may be affected by economic, political or social conditions in its home country or region, including governmental intervention or geopolitical developments. Investments in foreign issuers are also subject to currency risk and may be affected by changes in exchange rates relative to the U.S. dollar. Foreign markets may have different trading, settlement and regulatory practices, which may increase operational risks.

Leverage Shares SK Group ETF | Asia Risk [Member]
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Asia Risk. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain of these economies may be adversely affected by trade or policy disputes with its major trade partners. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Certain Asian countries have experienced and may in the future experience expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Asian economies. Governments of certain Asian countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions could have a significant effect on the issuers of securities in the SK Group or on economic conditions generally. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund.

Leverage Shares SK Group ETF | South Korea Risk [Member]
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South Korea Risk. Investments in South Korean issuers may be subject to greater risks than investments in issuers located in some other countries. The South Korean economy is heavily dependent on international trade and exports and may be adversely affected by changes in global economic conditions, supply chain disruptions, tariffs, trade restrictions and fluctuations in demand for exports. As a result of uncertain global and Korean economic, social, and political conditions, there has been significant volatility in the stock prices of Korean companies recently. In addition, South Korean issuers are often part of large, family-controlled business groups known as “chaebols,” which may present unique corporate governance risks. These risks may include complex ownership structures, cross-shareholdings, and the concentration of control within a small group of affiliated entities or controlling shareholders, which could result in conflicts of interest, limited shareholder influence, or decisions that are not aligned with the interests of minority shareholders. South Korea also faces geopolitical risks, including tensions with North Korea and regional security concerns, which could adversely affect financial markets and the value of South Korean investments. In addition, changes in governmental policies, regulations, interest rates, inflation, currency exchange rates and other economic or political developments may adversely affect investments in South Korean issuers.

Leverage Shares SK Group ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk. Investments in emerging markets, such as South Korea, may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Leverage Shares SK Group ETF | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs. Additionally, unsponsored ADRs limit shareholder benefits and voting rights.

Leverage Shares SK Group ETF | Foreign Custody And Settlement Risk [Member]
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Foreign Custody and Settlement Risk. Investments in foreign securities involve risks related to clearing, settlement, and custody in markets outside the United States. Settlement of foreign transactions may take longer than in U.S. markets, which could delay the Fund’s receipt of proceeds. In less developed markets, custody and settlement systems may be less reliable or subject to limited oversight, increasing the risk of loss, delays, or difficulties in selling securities.

Leverage Shares SK Group ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. The Fund invests in securities denominated in South Korean won. Investments denominated in non-U.S. currencies and investments in securities denominated or quoted in non-U.S. currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Leverage Shares SK Group ETF | Counterpartycollateral Risk [Member]
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Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty, it may result in the Fund losing money. In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to rebalance properly, which may result in significant losses to the Fund. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate the Fund’s exposure in the event of a default. This risk may arise from declines in the value of the collateral, limited liquidity or marketability of the collateral, legal or operational risks (including risks related to the enforceability or perfection of the Fund’s security interest), or delays in accessing or liquidating the collateral. To the extent the value of the collateral is insufficient or cannot be realized in a timely manner, the Fund may experience losses, which may be substantial.

Leverage Shares SK Group ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Leverage Shares SK Group ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Leverage Shares SK Group ETF | Market Risk [Member]
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

Leverage Shares SK Group ETF | Equity Market Risk [Member]
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Leverage Shares SK Group ETF | Largecapitalization Company Risk [Member]
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Large-Capitalization Company Risk. A significant portion of the Fund’s assets is expected to be invested in the securities of large-capitalization companies. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Shares SK Group ETF | Small And Midcapitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk. In addition to its holdings in large-capitalization companies, the Fund is expected to have exposure to small- and mid-capitalization SK Group Companies. Compared to large-capitalization companies, small- and mid-capitalization companies may have more limited product lines, markets, and financial and managerial resources, and their securities may trade in lower volumes and be subject to greater and more unpredictable price changes than the securities of larger companies. There is typically less publicly available information about small- and mid-capitalization companies than about larger, more established companies, which may make it more difficult to evaluate such companies. Small- and mid-capitalization companies may also be more sensitive to changes in interest rates, government regulation, borrowing costs, and earnings, and their securities may be less liquid than those of larger companies, which could make them more difficult to sell at an advantageous time or price.

Leverage Shares SK Group ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Leverage Shares SK Group ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Leverage Shares SK Group ETF | Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Leverage Shares SK Group ETF | Etf Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Leverage Shares SK Group ETF | Early Closetrading Halt Risk [Member]
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Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to accurately price its investments and/or may incur substantial trading losses.

Leverage Shares SK Group ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Leverage Shares SK Group ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to SK Group companies through the use of swaps, the treatment of which for these purposes is unclear. Because the Fund invests in a limited number of issuers affiliated with a single business group or a small number of related business groups, and expects certain individual positions to approach the applicable limits, compliance with these diversification requirements may constrain the Fund’s ability to implement its investment strategy through direct holdings of portfolio securities. Although the Fund intends to operate so that each portfolio company is treated as a separate issuer for these purposes, there can be no assurance that the Internal Revenue Service would not seek to treat two or more affiliated companies as a single issuer or otherwise challenge the Fund’s compliance with the diversification requirements. If direct holdings of portfolio securities would, or could, cause the Fund to fail to satisfy the diversification requirements, the Fund may obtain exposure through swap agreements, options contracts or other instruments, which involve additional costs and risks (see “Counterparty/Collateral Risk” and “Derivatives Risk” above), or may be required to sell or reduce positions at disadvantageous times or prices, which could adversely affect the Fund’s performance and its ability to fully implement its investment strategy.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Leverage Shares SK Group ETF | Foreign Withholding Tax Risk [Member]
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Foreign Withholding Tax Risk. Income earned on foreign stocks and securities may be subject to foreign withholding taxes, which could reduce the Fund’s returns. In particular, dividends paid by Korean issuers are generally subject to Korean withholding tax (currently at a rate of 22%, subject to reduction under applicable tax treaties). The Fund may not be able to fully recover or offset such withholding taxes, and any such taxes will reduce the Fund’s income and, accordingly, the amount of distributions to shareholders.

Leverage Shares SK Group ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Leverage Shares SK Group ETF | Nondiversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Leverage Shares SK Group ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Leverage Shares SK Group ETF | Liquidity Risk [Member]
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Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses or realizing gains. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Leverage Shares SK Group ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Leverage Shares SK Group ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.